Property and Equipment Property and Equipment - Tangible Asset Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges	$ 0	$ 1	$ 60